SUPPLEMENTAL CASH FLOW DISCLOSURE (Variations in non-cash transactions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 28, 2025	Dec. 29, 2024
Cash flow statement [Abstract]
Net additions to property, plant and equipment and intangible assets included in accounts payable and accrued liabilities	$ (1,376)	$ 2,894
Proceeds on disposal of property, plant and equipment and computer software included in other current assets	(10)	(176)
Amounts payable relating to taxes on share repurchases included in accounts payable and accrued liabilities	3,336	14,904
Reclass from accounts payable and accrued liabilities to contributed surplus pursuant to change in settlement of restricted share units	0	(2,384)
Amounts payable relating to non-Treasury RSUs to be settled in cash included in accounts payable and accrued liabilities	0	2,384
Additions to right-of-use assets included in lease obligations	22,919	33,794
Shares repurchases for cancellation included in accounts payable and accrued liabilities	(937)	(9,014)
Non-cash ascribed value credited to share capital from shares issued or distributed pursuant to vesting of restricted share units and exercise of stock options	16,570	21,184
Deferred compensation credited to contributed surplus	(1,636)	1,312
Non-cash ascribed value credited to contributed surplus for dividends attributed to restricted share units	0	1,275
Shares issued to acquire Hanes (note 5)	2,014,571	0
Withholding taxes payable pursuant to vesting of RSU	$ 17,326	$ 0